Deferred and contingent consideration -Disclosure of detailed information about deferred and contingent consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contingent Liabilities In Business Combination Line Items
Total deferred and contingent consideration	$ 71,370	$ 0
Less: current portion of Deferred Consideration	(23,535)	0
Total non-current portion of deferred and contingent consideration	47,835	0
Deferred consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Total deferred and contingent consideration	50,109	0	$ 0
Contingent consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Total deferred and contingent consideration	16,873	0	0
Nkran Royalty [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Total deferred and contingent consideration	$ 4,388	$ 0	$ 0